Lease	12 Months Ended
Dec. 31, 2024
Lease
Lease
6	Lease

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Company’s operating leases mainly related to office facilities. The Company’s lease agreements include lease payments that are largely fixed, do not contain material residual value guarantees or variable lease payments. The Company’s leases do not contain restrictions or covenants that restrict the Company from incurring other financial obligations. For leases with terms greater than 12 months, the Company records the related asset and lease liability at the present value of lease payments over the term. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Company’s determination of lease payments when appropriate.

As of December 31, 2023, the weighted average remaining lease term was 1.1 years and weighted average discount rate was 5.60% for the Company’s operating leases. As of December 31, 2024, the weighted average remaining lease term was 4.2 years and weighted average discount rate was 3.61% for the Company’s operating leases.

Operating lease cost for the years ended December 31, 2022, 2023 and 2024 were RMB9,002, RMB8,029 and RMB5,910 (US$810), respectively, which excluded cost of short-term contracts. Short-term lease cost for the years ended December 31, 2022, 2023 and 2024 were RMB331, RMB231 and RMB742 (US$102). For the years ended December 31, 2022, 2023 and 2024, no lease cost for operating leases was capitalized. Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31
	2022	2023	2024
	RMB	RMB	RMB	US$
Cash payments for operating leases	20,273	7,894	5,749	788
ROU assets obtained in exchange for operating lease liabilities	28,688	365	18,632	2,553

6	Lease (continued)

Future lease payments under operating lease as of December 31, 2024 were as follows:

	Operating lease
	RMB	US$
Year ending December 31,
2025	5,013	687
2026	4,156	569
2027	3,784	518
2028	4,033	553
2029	2,270	311
Thereafter	—	—
Total future lease payments	19,256	2,638
Less: Imputed interest	1,419	194
Total lease liability balance	17,837	2,444